Financial income and expenses - Summary of Financial Income and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income
Financial income on deposits and money market funds	$ 33	$ 48	$ 33
Interest income on loans and other assets	16	15	6
Financial income	49	63	39
Financial expenses
Interest expense on external borrowings	165	131	85
Interest expense on lease liabilities	30	30	29
Unwind of discount on deferred purchase consideration	0	0	1
Other charges	7	17	11
Financial expenses	$ 202	$ 178	$ 126